Impairment, Restructuring Charges and Other Related Closure Costs (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Summary of Impairment, Restructuring Charges and Other Related Closure Costs

Impairment, restructuring charges and other related closure costs incurred in 2014, 2013 and 2012 are summarized as follows:

Year ended December 31, 2014	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
$600-650 million net opex plan	—	(17)	(7)	(24)
Manufacturing consolidation	—	(8)	(4)	(12)
EPS restructuring plan	—	(16)	(14)	(30)
Long-lived impairment charge	(24)	—	—	(24)

Total	(24)	(41)	(25)	(90)

Year ended December 31, 2013	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
ST-Ericsson restructuring plans	—	(6)	(3)	(9)
ST-Ericsson exit	(17)	(69)	—	(86)
Digital restructuring plan	(2)	(1)	(2)	(5)
$600-650 million net opex plan	—	(88)	—	(88)
Manufacturing consolidation	(29)	(8)	—	(37)
Goodwill and other intangible impairment charge	(56)	—	—	(56)
Assets held for sale impairment	(5)	—	—	(5)
Other restructuring initiatives	—	(6)	—	(6)

Total	(109)	(178)	(5)	(292)

Year ended December 31, 2012	Impairment	Restructuring charges	Other related closure costs	Total impairment, restructuring charges and other related closure costs
Manufacturing restructuring plan	(21)	—	(2)	(23)
ST-Ericsson restructuring plan	—	(1)	—	(1)
ST-Ericsson cost savings plan	—	(10)	(10)	(20)
ST-Ericsson April 2012 restructuring plan	(2)	(60)	(4)	(66)
ST-Ericsson exit	(544)	—	—	(544)
Digital restructuring plan	(7)	(13)	—	(20)
Goodwill and other intangible impairment charge	(694)	—	—	(694)
Other restructuring initiatives	—	—	(8)	(8)

Total	(1,268)	(84)	(24)	(1,376)

Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets

Changes to the restructuring provisions recorded on the consolidated balance sheets from December 31, 2012 to December 31, 2014 are summarized as follows:

	ST-Ericsson exit	ST-Ericsson restructuring plans	$600-650 million net opex plan	Digital restructuring plan	Manufacturing Restructuring plans	EPS restructuring plan	Other restructuring initiatives	Total
Provision as at December 31, 2012	8	59	—	12	3	—	9	91
Charges incurred in 2013	100	12	88	3	8	—	6	217
Adjustments for unused provisions	(31)	(3)	—	—	—	—	—	(34)
Amounts paid	(30)	(56)	(44)	(9)	(1)	—	(7)	(147)
Currency translation effect	(1)	—	2	—	—	—	—	1
ST-Ericsson break-up and deconsolidation	(46)	(12)	—	—	—	—	6	(52)

Provision as at December 31, 2013	—	—	46	6	10	—	14	76
Charges incurred in 2014	—	—	25	—	12	31	—	68
Adjustments for unused provisions	—	—	(1)	—	—	(1)	—	(2)
Amounts paid	—	—	(58)	(6)	(17)	(2)	(3)	(86)
Advances not refunded upon contract termination	—	—	—	—	—	(13)	—	(13)
Currency translation effect	—	—	(1)	—	—	—	—	(1)

Provision as at December 31, 2014	—	—	11	—	5	15	11	42